Subsequent Events (Details Narrative)			1 Months Ended	5 Months Ended
	Jan. 11, 2017 shares	Jan. 10, 2017 shares	Mar. 31, 2017 USD ($) Investors shares	Dec. 31, 2016 shares
Preferred stock, shares issued
Subsequent Event [Member]
Aggregate shares cancelled		19,500,000
Number of shares outstanding		20,000,000
Number of common stock shares issued during the period			8,763,367
Number of investors | Investors			32
Aggregate common stock issued, value | $			$ 29,900
Subsequent Event [Member] | Series A Preferred Stock [Member]
Designated shares of preferred stock				1,000
Percentage of voting power				51.00%
Designation preferred stock, description				In addition, the Company amended its bylaws to prohibit making any changes to the Series A designation without the affirmative vote of at least 66 2/3% of the outstanding shares of Series A.
Subsequent Event [Member] | Ali Kasa [Member]
Number of common stock shares issued during the period	5,000,000
Subsequent Event [Member] | Ali Kasa [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued				600
Subsequent Event [Member] | Waleed Badurik [Member]
Number of shares issued for services			5,000,000
Subsequent Event [Member] | Waleed Badurik [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued				400